Master Trust - Master Trust Balance (Details) - EBP 055 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Accrued expenses	$ (338)	$ (338)
Total net assets available for benefits	3,407,757	2,986,853
Accrual variance	(15,400)	3,400
Participant- Directed Investments
EBP, Master Trust [Line Items]
Total Investments at fair value	1,700	1,500
Master Trust Balance
EBP, Master Trust [Line Items]
Total Investments at fair value	55,496,381	50,978,328
Fully benefit-responsive investment contracts at contract value	4,887,387	4,991,458
Due from broker for securities sold	23,298	5,003
Accrued interest and dividends	55,418	39,222
Other receivables	44,842	67,276
Due to broker for securities purchased	(47,874)	(19,006)
Accrued expenses	(50,044)	(77,077)
Other payables	(296)	(26)
Total net assets available for benefits	60,409,112	55,985,178
Master Trust Balance | Cash and cash equivalents and short-term investment fund
EBP, Master Trust [Line Items]
Total Investments at fair value	675,098	724,303
Master Trust Balance | Common and preferred stocks
EBP, Master Trust [Line Items]
Total Investments at fair value	8,447,158	6,934,489
Master Trust Balance | Common stocks - Lockheed Martin
EBP, Master Trust [Line Items]
Total Investments at fair value	11,373,758	12,097,506
Master Trust Balance | Common/collective trusts
EBP, Master Trust [Line Items]
Total Investments at fair value	28,919,660	26,108,226
Master Trust Balance | Registered investment companies (mutual funds)
EBP, Master Trust [Line Items]
Total Investments at fair value	1,012,735	718,567
Master Trust Balance | Corporate debt securities
EBP, Master Trust [Line Items]
Total Investments at fair value	867,174	755,451
Master Trust Balance | U.S. Government securities
EBP, Master Trust [Line Items]
Total Investments at fair value	662,609	667,026
Master Trust Balance | Other investments
EBP, Master Trust [Line Items]
Total Investments at fair value	148,008	130,680
Master Trust Balance | Self-directed brokerage account
EBP, Master Trust [Line Items]
Total Investments at fair value	3,390,181	2,842,080
Plan’s Interest in Master Trust Balance
EBP, Master Trust [Line Items]
Total Investments at fair value	3,036,086	2,654,788
Fully benefit-responsive investment contracts at contract value	298,693	287,601
Due from broker for securities sold	1,287	263
Accrued interest and dividends	3,061	2,062
Other receivables	2,477	3,537
Due to broker for securities purchased	(2,644)	(999)
Accrued expenses	(2,764)	(4,052)
Other payables	(17)	(1)
Total net assets available for benefits	3,336,179	2,943,199
Plan’s Interest in Master Trust Balance | Cash and cash equivalents and short-term investment fund
EBP, Master Trust [Line Items]
Total Investments at fair value	42,536	43,804
Plan’s Interest in Master Trust Balance | Common and preferred stocks
EBP, Master Trust [Line Items]
Total Investments at fair value	551,797	436,933
Plan’s Interest in Master Trust Balance | Common stocks - Lockheed Martin
EBP, Master Trust [Line Items]
Total Investments at fair value	442,939	458,545
Plan’s Interest in Master Trust Balance | Common/collective trusts
EBP, Master Trust [Line Items]
Total Investments at fair value	1,694,586	1,465,903
Plan’s Interest in Master Trust Balance | Registered investment companies (mutual funds)
EBP, Master Trust [Line Items]
Total Investments at fair value	57,532	37,102
Plan’s Interest in Master Trust Balance | Corporate debt securities
EBP, Master Trust [Line Items]
Total Investments at fair value	49,175	40,177
Plan’s Interest in Master Trust Balance | U.S. Government securities
EBP, Master Trust [Line Items]
Total Investments at fair value	38,475	36,102
Plan’s Interest in Master Trust Balance | Other investments
EBP, Master Trust [Line Items]
Total Investments at fair value	8,358	6,953
Plan’s Interest in Master Trust Balance | Self-directed brokerage account
EBP, Master Trust [Line Items]
Total Investments at fair value	$ 150,688	$ 129,269